Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 4,881		$ 708		¥ 14,787
Restricted cash		1,027		149		10,900
Accounts receivable		1,617		234		193
Inventories		5,457		791		13,447
Advance to suppliers		6,993		1,014		76,444
Other current assets		33,917		4,918		12,329
Amount due from related parties		120		17		204
Total current assets		54,012		7,831		128,304
Non-current assets:
Property, plant and equipment, net		16,282		2,361		10,096
Intangible assets, net		286		41		608
Operating lease right-of-use assets, net		19,250		2,791		25,666
Long-term investments		111,811		16,211		110,000
Refundable deposit for investment		80,183		11,625		78,806
Other non-current assets		30		4		189
Total non-current assets		227,842		33,033		225,365
Total assets		281,854		40,864		353,669
Current liabilities:
Current portion of long-term borrowing						1,000
Current portion of loan payables		6,500	[1]	942	[1]	500
Accounts payable		11,130		1,614		9,798
Accrued expenses and other liabilities		33,735		4,891		4,838
Income tax payables		2,580		374		2,582
Advances from customers		3,258		472		53,678
Operating lease liabilities – current		1,696		246		4,315
Amount due to related parties		251		36		111
Total current liabilities		59,150		8,575		76,822
Non-current liabilities:
Operating lease liabilities – non-current		4,789		694		3,665
Non-current portion of long-term borrowing		10,000	[2]	1,450	[2]	9,000
Non-current portion of loan payables						6,500
Total non-current liabilities		14,789		2,144		19,165
Total liabilities		73,939		10,719		95,987
Commitments and contingencies		2,900		420
Shareholders’ equity:
Ordinary shares (US$0.0000001 par value; 500,000,000,000 shares authorized; 50,000,000 and 50,000,000 issued and outstanding as of December 31, 2021 and 2022, respectively) *	[3]
Additional paid-in capital		319,775		46,363		319,775
Accumulated deficit		(153,838)		(22,304)		(107,917)
Total U POWER LIMITED’s shareholders’ equity		165,937		24,059		211,858
Non-controlling interests		39,078		5,666		45,824
Total equity		205,015		29,725		257,682
Total liabilities and equity		¥ 281,854		$ 40,864		¥ 353,669

[1]	The Group’s commitment for loan payable to WuYi Transportation Construction as of December 31, 2022 is discussed in Note 16 LOAN PAYABLES and Note 23 SUBSEQUENT EVENTS.
[2]	The Group’s commitment for long-term bank borrowings as of December 31, 2022 is discussed in Note 13 BANK BORROWINGS.
[3]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).